Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable
Numerator
Allocation of net income (loss)	$ 594,429	$ 54,167	$ 989,744	$ (21,568)	$ (19,048)	$ 909,705
Denominator
Weighted average shares outstanding	15,358,885	16,500,000	15,926,290	16,408,840	576,923	16,454,795
Basic and diluted net income (loss) per share	$ 0.04	$ 0	$ 0.06	$ 0	$ (0.03)	$ 0.06
Non- redeemable
Numerator
Allocation of net income (loss)	$ 159,648	$ 13,542	$ 256,349	$ (5,422)	$ (136,192)	$ 228,051
Denominator
Weighted average shares outstanding	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000
Basic and diluted net income (loss) per share	$ 0.04	$ 0	$ 0.06	$ 0	$ (0.03)	$ 0.06